Acquisitions	6 Months Ended
Jan. 31, 2023
Business Combinations [Abstract]
Acquisitions
5: Acquisitions
The Business Combination
Description of the Business Combination Transaction and Settlement
On December 17, 2021, the Company, ZeroFox, Inc., and IDX entered into a definitive business combination agreement (the Business Combination Agreement). On August 3, 2022 (the Closing Date), under the terms of the

Business Combination Agreement, the Business Combination was completed which included the following transactions or events:

•	The domestication of the Company as a Delaware corporation was completed.

•
ZF Merger Sub, Inc., an indirect wholly-owned subsidiary of the Company, merged with and into ZeroFox, Inc. (the ZF Merger) on August 3, 2022, with ZeroFox, Inc. as the surviving company in the ZF Merger and continuing (immediately following the ZF Merger) as an indirect, wholly-owned subsidiary of the Company.

•
Immediately following the ZF Merger, IDX Merger Sub, Inc., an indirect wholly-owned subsidiary of the Company, merged with and into IDX (the IDX Merger), with IDX as the surviving company in the IDX Merger (referred to herein as Transitional IDX Entity) and continuing (immediately following the IDX Merger) as an indirect, wholly-owned subsidiary of the Company.

•
Immediately following the IDX Merger, Transitional IDX Entity merged with and into IDX Forward Merger Sub, LLC, an indirect wholly-owned subsidiary of the Company (the IDX Forward Merger, and together with the ZF Merger and IDX Merger, the “Mergers”), with IDX Forward Merger Sub, LLC as the surviving company in the IDX Forward Merger and continuing (immediately following the IDX Forward Merger) as an indirect, wholly-owned subsidiary of the Company.

•	The Company changed its name from L&F Acquisition Corp. to ZeroFox Holdings, Inc.

•	The Company’s common stock and public warrants began trading under the tickers ZFOX and ZFOXW, respectively.

•
All issued and outstanding Common Stock and Convertible Preferred Stock of both ZeroFox, Inc. and IDX were canceled and converted into the holders’ right to receive shares of the Company’s Common Stock at the exchange ratio of 0.286277 and 0.692629, respectively (the Exchange Ratio), resulting in the Company issuing 82,030,308 and 27,849,942 shares of the Company’s Common Stock to the holders of shares of ZeroFox, Inc. and IDX, respectively.

•
All issued and outstanding warrants to purchase shares of Common Stock in ZeroFox, Inc. were assumed by the Company and converted into warrants to purchase shares of the Company’s Common Stock using the Exchange Ratio, resulting in the Company issuing warrants to purchase 860,064 shares of the Company’s Common Stock. The strike price for each set of warrants was similarly adjusted using the Exchange Ratio.

•
All issued and outstanding options to purchase ZeroFox, Inc. common stock were assumed by the Company and converted into options to purchase the Company’s Common Stock using the Exchange Ratio, resulting in options to purchase 6,380,458 shares of the Company’s Common Stock. The Company recognized no incremental compensation expense related to the conversion (see Note 14).

•
All issued and outstanding options to purchase IDX common stock were assumed by the Company and converted into options to purchase the Company’s Common Stock using the Exchange Ratio, resulting in options to purchase 1,778,919 shares of the Company’s Common Stock. The Company recognized no incremental compensation expense related to the conversion (see Note 14).

•	The Company completed a Convertible Notes Financing (see Note 10) obtaining net proceeds of $149.9 million.

•
The Company completed its PIPE investment of $20.0 million, resulting in $10.0 million of net cash proceeds. Certain subscribers to the PIPE offset their subscription obligation by forgiving $5.0 million of notes payable to those subscribers by ZeroFox, Inc. (See Note 10). These PIPE subscribers also received $0.2 million of cash for interest accrued on the related notes payable. Other subscribers to the PIPE were also holders of shares of IDX common stock and offset their subscription obligation of $5.0 million by receiving net cash proceeds from the Business Combination.

•
Holders of 2,419,687 of L&F Class A Ordinary Shares exercised their redemption rights at a price per share of approximately $10.18, $24.6 million in aggregate, resulting in a net amount remaining in L&F’s trust account of $10.2 million. The remaining L&F Class A Ordinary shares were exchanged for an equivalent number of the Company’s Common Stock.

•	The Company paid aggregate cash consideration to holders of IDX common stock of $44.5 million.

•
The Company repaid an outstanding note payable of ZeroFox, Inc. with a principal amount of $37.5 million along with a prepayment penalty, accrued interest and legal fees of $1.2 million in aggregate (see Note 10).

•	The Company paid $24.5 million of transaction related expenses, which included:

•
The payment of a ZeroFox, Inc. banking and advisory fee of $8.5 million. The fee was included as part of the purchase price paid as part of the ZF Merger. See “The ZF Merger” below. As this banking and advisory fee was contingent upon the successful closure of the Business Combination, the associated expense was neither recognized in the Predecessor Period nor the Successor Period.

•	The payment of L&F deferred underwriting fee of $6.1 million.

•
The payment of L&F fees for advisory, legal, accounting, and other service providers of $8.3 million. As these fees were incurred by L&F for work performed prior to the completion of the Business Combination these expenses were neither recognized in the Predecessor Period nor the Successor Period.

•
The payment of IDX’s banking and advisory fee of $1.5 million. The fee was included as part of the purchase price paid for IDX. See “The IDX Merger” below. As this fee was contingent upon the successful completion of the Business Combination, the expense related to this fee is neither recognized in the IDX Predecessor financial statements included within this prospectus
nor in the Successor Period.

•
Payment for directors and officers insurance policy of $1.2 million. The policy was recorded as a prepaid expense. The Company will amortize the prepaid expense on a straight-line basis over the six-year
term of the insurance policy into general and administrative expense on the Consolidated Statement of Comprehensive Loss.

•
Certain of the banking and advisory fees and deferred underwriting fees were offset by $(1.0) million for amounts owed to the Company by the underwriters. As the associated expense was not recognized in the Successor or Predecessor Periods, this reduction of expense was similarly not recognized in the Successor or Predecessor Periods.

•	The Company repaid outstanding notes payable of IDX of $12.5 million in aggregate.

Accounting for the ZF Merger
The following table summarizes the estimated fair value of the purchase consideration paid to affect the ZF Merger (in thousands, except per share data):

Equity value of consideration
Common stock issued to holders of ZeroFox, Inc.	82,030,308
Closing price per share of the Company’s Common Stock (ZFOX) on August 3, 2022	$10.95

Fair value of Common Stock issued	$898,232

Cash consideration
Repayment of ZeroFox, Inc. debt and interest	37,674
Payment of ZeroFox, Inc. transaction expenses	8,500
Repayment of notes payable to PIPE Investors	5,000

Total consideration paid	$949,406

The Company recorded the preliminary allocation of the purchase price to ZeroFox, Inc.’s assets acquired and liabilities assumed based on their fair values as of August 3, 2022. The preliminary purchase price allocation is as follows (in thousands):

Cash and cash equivalents	$2,806
Accounts receivable	13,961
Deferred contract acquisitions costs, current	4,909
Prepaid expenses and other assets	2,201
Property and equipment	598
Deferred contract acquisitions costs, net of current portion	6,854
Other assets	341
Goodwill	818,797
Intangible assets	185,000

Total assets acquired	1,035,467

Accounts payable	4,310
Accrued liabilities	3,921
Current portion of long term debt	938
Deferred revenue, current	35,432
Deferred revenue, net of current portion	6,325
Long term debt	16,851
Warrants liabilities	7,632
Deferred tax liability	10,652

Total liabilities assumed	86,061

Total consideration transferred	$949,406

The following table sets forth the amounts allocated to the intangible assets identified, the estimated useful lives of those intangible assets, and the methodologies used to determine the fair values of those intangible assets (dollars in thousands):

	Fair Value	Useful Life (in years)	Fair Value Methodology
Trade names and trademarks	$21,000	10	Relief from Royalty method
Developed technology	81,000	5	Relief from Royalty method
Customer relationships	83,000	9	Multi-period Excess Earnings method of the Income Approach

	$185,000

The goodwill of $818.8 million represents the excess purchase price over the fair value of the net tangible and identifiable intangible assets acquired and liabilities assumed. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate, identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of expertise and industry know-how
of the workforce, developed technology, back-office infrastructure, strong market position, and the assembled workforce of ZeroFox. None of the goodwill recognized is expected to be deductible for income tax purposes.
The measurement period for the assets and liabilities for the ZF Merger remains open for the period of one year following completion of the Business Combination. The Company is finalizing evaluation of the acquired intangible assets and income taxes. The Company does not expect material adjustments to the initial values of acquired assets and liabilities during the remaining term of the measurement period.
The Company has recognized $29.4 million and $1.9 million of subscription revenue and services revenue, respectively, for the Successor Period from the business acquired through the ZF Merger.
Accounting for the IDX Merger
The following table summarizes the estimated fair value of the purchase consideration paid to affect the IDX Merger (in thousands, except per share data):

Equity value consideration
Common stock issued to holders of IDX	27,849,942
Closing price per share of the Company’s Common Stock (ZFOX) on August 3, 2022	$10.95

Fair value of Common Stock issued	$304,957

Cash consideration paid to IDX shareholders	44,447
Cash consideration gross up for offset of PIPE subscribers also IDX holders	5,000
Repayment of debt and interest	12,484
Payment of IDX transaction expenses	1,500

Total consideration paid	$368,388

The Company recorded the preliminary allocation of the purchase price to IDX’s assets acquired and liabilities assumed based on their fair values as of August 3, 2022. The preliminary purchase price allocation is as follows (in thousands):

Cash and cash equivalents	$13,727
Accounts receivable	11,944
Prepaid and other expense	3,068
Property and equipment	125
Deferred contract acquisition costs, net of current portion	177
Goodwill	286,468
Intangible Assets	100,500
Other assets	12

Total assets acquired	$416,021

Accounts payable	$7,568
Accrued liabilities	6,299
Deferred revenue, current	9,314
Deferred revenue, net of current portion	1,522
Deferred tax liability and uncertain tax positions	22,930

Total liabilities assumed	47,633

Total consideration transferred	$368,388

The following table sets forth the amounts allocated to the intangible assets identified, the estimated useful lives of those intangible assets, and the methodologies used to determine the fair values of those intangible assets (dollars in thousands):

	Fair value	Useful Life (In Years)	Fair Value Methodology
OPM contract	$63,500	6	Multi-period excess earnings method of income approach
Trade names and trademarks	14,300	10	Relief from royalty method
Internally-developed technology	14,800	5	Replacement cost method
Customer relationships	4,000	9	Multi-period excess earnings method of income approach
Breach-related contracts	3,900	1	Multi-period excess earnings method of income approach

	$100,500

The goodwill of $286.5 million represents the excess purchase price over the fair value of the net tangible and identifiable intangible assets acquired and liabilities assumed. Qualitative factors that contribute to the recognition of goodwill include certain intangible assets that are not recognized as separate identifiable intangible assets apart from goodwill. Intangible assets not recognized apart from goodwill consist primarily of expertise and industry know-how
of the workforce, developed technology, back-office infrastructure, strong market position and the assembled workforce of IDX. None of the goodwill recognized is expected to be deductible for income tax purposes.
The measurement period for the assets and liabilities for the IDX Merger remains open for the period of one year following completion of the Business Combination. The Company may adjust the value of certain contingent liabilities as new information is obtained. The Company does not expect material adjustments to the initial values of acquired assets and liabilities during the remaining term of the measurement period.

The Company has recognized $2.3 million and $54.8 million of subscription revenue and services revenue, respectively, for the Successor Period from the business acquired through the IDX Merger.
Pro forma Results of Operations
The following unaudited pro forma financial information presents the combined results of operations as if the Business Combination had occurred as of February 1, 2021. The unaudited pro forma financial information as presented below is for illustrative purposes and does not purport to represent what the results of operations would actually have been if the Business Combination occurred as of February 1, 2021, or what the results would be for any future periods.

	Year Ended January 31,
(dollars in thousands)	2023	2022
	(unaudited)
Revenue
Subscription	$61,836	$48,309
Services	113,870	105,439

Total revenue	175,706	153,748

Net loss after tax	$(737,269)	$(61,714)

The unaudited pro forma results reflect the following adjustments:

•	amortization expense for acquired intangible assets,

•	all acquisition-related expenses are recognized as of February 1, 2021,

•	elimination of interest expense for notes paid at the closing of the Business Combination,

•	addition of interest expense for the Convertible Notes obtained at the closing of the Business Combination (see Note 10),

•	elimination of fair value adjustments for liabilities related to warrants exercised at the closing of the Business Combination, and

•	adjustments to the income tax provision.